Summary of Significant Accounting Policies (Details)				3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 13, 2024 USD ($)	Feb. 01, 2024 USD ($)	Dec. 14, 2023 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Interest earned								$ 187,000
Other costs	$ 522,867
Deferred shares (in Shares) | shares								4,322,500
Fair value of share issued								$ 776,815
Redemption amount								24,300,000	$ 127,200,000
Additional paid-in capital				$ 85,617,896		$ 85,617,896		28,850,985
Accumulated deficit				(104,336,032)		(104,336,032)		(25,445,506)
Interest to pay distribution expenses								100,000
Redeem an aggregate (in Shares) | shares			1,625,876
Redeeming stockholders			$ 17,834,235					17,834,235
Excise tax percentage									1.00%
Tax liability								900,000
Shares of common stock (in Shares) | shares			1,625,876
Federal depository insurance coverage				250,000		$ 250,000		250,000
Number of operating segment						1
Number of reportable segment						1
Other receivables								187,500
Percentage of additional trust funding requirement						50.00%
Depreciation expense of property and equipment				$ 51,724	$ 59,745	$ 177,234	$ 216,615
Patents useful life				20 years		20 years
Net unissued									$ 776,815
Common stock initially reserved for issuance (in Shares) | shares				9,500,000		9,500,000
Stocks of common stock (in Shares) | shares				9,500,000		9,500,000
Percentage of number of stocks of common stock outstanding						5.00%
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Patents useful life				5 years		5 years
Net unissued						$ 1,073,866		1,103,792
Issued patents						848,143		748,857
Global Graphene Group [Member]
Summary of Significant Accounting Policies [Line Items]
Other receivables				$ 302,500		$ 302,500
Transaction costs										$ 302,500
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Tax obligation value										$ 82,000
Underwriter fees		$ 2,200,000
Class A Redeemable Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Additional paid-in capital								4,800,000
Accumulated deficit									$ 12,900,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Redeeming stockholders			$ 17,834,235					17,834,235
Aggregate purchase of common stock (in Shares) | shares									11,580,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs								6,951,081
Other costs								597,334
Underwriter fees								5,557,500
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Offering cost								$ 19,432